Business Combination and Integration (Acquisition-related and integration-related charges incurred during the period) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition-related charges	$ 0	$ 0	$ 5.7
Integration-related charges	8.2	29.4	144.3
Total transaction and integration charges	8.2	29.4	150.0
Staff costs [Member]
Integration-related charges	0.1	2.8	39.1
Technology, contractor and related costs [Member]
Integration-related charges	0.6	11.0	53.4
Professional services [Member]
Integration-related charges	$ 7.5	$ 15.6	$ 51.8